Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Major Components of Tax Expense (Income)	The details of the provision for the Group’s consolidated income tax are as follows:

	2023	2022	2021
Current income tax	4,570	(4,655)	(4,338)
Deferred income tax	(83,243)	(22,103)	(39,499)
Income tax expense	(78,673)	(26,758)	(43,837)

Schedule of Applicable Tax Rate by Tax Jurisdiction
The statutory tax rate in the countries where the Group operates for all of the years presented are:

Tax Jurisdiction	Income Tax Rate
Argentina (i)	35%
Brazil	34%
Uruguay	25%
Spain	25%
Luxembourg	24.94%
Chile	27%

(i) In June 2021, the Argentine Government introduced changes to the income tax laws whereby it established an increasing rate scheme starting at 25% up to 35% for income tax gains over Argentine Pesos 143 million (US$ 0.2 million). The revised scheme was effective as from fiscal year 2021. It also established a 7% withholding tax for dividends.

Schedule of Temporary Difference, Unused Tax Losses and Unused Tax Credits
Deferred tax assets and liabilities of the Group as of December 31, 2023 and 2022, without taking into consideration the offsetting of balances within the same tax jurisdiction, will be recovered or settled as follows:

	2023	2022
Deferred income tax asset to be recovered after more than 12 months	36,028	127,878
Deferred income tax asset to be recovered within 12 months	43,337	17,862
Deferred income tax assets	79,365	145,740

Deferred income tax liability to be settled after more than 12 months	(427,360)	(371,047)
Deferred income tax liability to be settled within 12 months	(18,559)	(67,349)
Deferred income tax liability	(445,919)	(438,396)
Deferred income tax liability, net	(366,554)	(292,656)
The gross movement on the deferred income tax account is as follows:

	2023	2022
Beginning of year	(292,656)	(255,527)
Exchange differences	69,707	(30,187)
Changes of fair value valuation for farmlands	(62,988)	25,307
Acquisition of subsidiary (Note 21)	—	(1,562)
Disposal of farmland	10,492	—
Others	632	(1,247)
Tax credit relating to cash flow hedge (i)	(8,498)	(7,337)
Income tax expense	(83,243)	(22,103)
End of year	(366,554)	(292,656)

(i) Relates to the gain or loss before income tax of cash flow hedge recognized in other comprehensive income amounting to US$7,319 for the year ended December 31, 2023 (2022: US$15,621; 2021: US$46,145); net of the reclassification from Equity to the Income Statement of US$ 49,737 for the year ended December 31, 2023 (2022: US$ 40,388; 2021: US$26,031).
The movement in the deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

Deferred income tax liabilities	Property, plant and equipment	Investment property	Biological assets	Others	Total
At January 1, 2022	355,158	9,881	11,259	8,757	385,055
Charged / (credited) to the statement of income	20,354	(2,181)	18,105	232	36,510
Farmlands revaluation	(25,307)	—	—	—	(25,307)
Acquisition of subsidiary	1,562	—	—	—	1,562
Exchange differences	37,379	1,279	1,097	821	40,576
At December 31, 2022	389,146	8,979	30,461	9,810	438,396
Charged / (credited) to the statement of income	18,229	9,760	(2,984)	12,460	37,465
Farmlands revaluation	62,988	—	—	—	62,988
Acquisition of subsidiaries	(10,492)	—	—	—	(10,492)
Exchange differences	(75,928)	(2,851)	(4,097)	438	(82,438)
At December 31, 2023	383,943	15,888	23,380	22,708	445,919

Deferred income tax assets	Provisions	Tax loss carry forwards	Equity-settled share-based compensation	Borrowings	Biological assets	Others	Total
At January 1, 2022	9,279	81,557	4,822	34,797	66	(993)	129,528
(Credited) / charged to the statement of income	(3,900)	29,087	—	(11,115)	(66)	401	14,407
Tax charge relating to cash flow hedge	—	(7,337)	—	—	—	—	(7,337)
Exchange differences	1,243	6,888	—	2,250	—	8	10,389
Others	—	—	(1,247)	—	—	—	(1,247)
At December 31, 2022	6,622	110,195	3,575	25,932	—	(584)	145,740
Charged / (credited) to the statement of income	1,064	(29,585)	—	(26,696)	3,242	6,197	(45,778)
Tax charge relating to cash flow hedge	—	(8,498)	—	—	—	—	(8,498)
Exchange differences	3,752	(15,011)	—	1,137	(3,242)	633	(12,731)
Others	—	—	440	—	—	192	632
At December 31, 2023	11,438	57,101	4,015	373	—	6,438	79,365

Schedule of Tax Loss Carryforwards
As of December 31, 2023, the Group’s tax loss carry forwards and their corresponding jurisdictions are as follows:

Jurisdiction	Tax loss carry forward	Expiration period
Argentina (1)	22,158	5 years
Brazil	135,479	No expiration date.
Uruguay	5,173	5 years
Luxembourg	16,866	No expiration date.

(1) As of December 31, 2023, the aging of the determination tax loss carry forward in Argentina is as follows:

Year of generation	Amount
2019	426
2020	768
2021	16
2022	18,856
2023	2,092

Schedule of Reconciliation of Accounting Profit by Applicable Tax Rate and Average Effective Tax Rate
The tax on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rates applicable to profits in the respective countries as follows:

	2023	2022	2021
Tax calculated at the tax rates applicable to profits in the respective countries	(103,860)	(43,827)	(54,291)
Non-deductible items	(1,616)	(1,921)	(3,459)
Effect of the changes in the statutory income tax rate in Argentina	1,280	(2,237)	(31,962)
Unused tax losses	—	—	482
Tax losses where no deferred tax asset was recognized	(706)	(107)	—
Non-taxable income	19,994	16,879	13,604
Previously unrecognized tax losses now recouped to reduce tax expenses (1)	38,646	19,419	38,121
Effect of IAS 29 and tax adjustment per inflation in Argentina	(29,526)	(18,195)	(6,402)
Others	(2,885)	3,231	70
Income tax expense	(78,673)	(26,758)	(43,837)

(1) 2023 includes 37,151 of adjustment by inflation of tax loss carryforwards in Argentina (16,044 in 2022).